STOCK OPTION PLAN AND WARRANTS (Details 5)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Dividend Yield	0.00%
Expected Volatility	20.00%	21.00%
Warrant [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Expected Life	2 years 9 months 18 days	3 years 9 months 18 days
Dividend Yield	0.00%	0.00%
Expected Volatility	19.00%	21.00%
Risk-Free Interest Rate	1.40%	1.25%